Income Taxes - Additional Information (Detail) - USD ($) $ in Millions				12 Months Ended
	Sep. 05, 2018	Apr. 06, 2018	Apr. 11, 2011	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Income Taxes [Line Items]
pre-tax income				$ 3,079
Deferred income tax liabilities				$ 93	$ 130
Applicable income tax rate				30.00%	30.00%	30.00%
Prior year tax loss carryforwards value				$ 547
Increase in tax to be paid			$ 27
United States [member]
Disclosure of Income Taxes [Line Items]
Deferred income tax liabilities						$ 700
Applicable income tax rate				21.00%	21.00%	35.00%
Tax Cuts and Jobs Act of 2017, Change in Tax Rate, Increase (decrease) in net deferred tax assets						$ 124
Income tax return 2012 [member]
Disclosure of Income Taxes [Line Items]
Income tax penalty imposed		$ 38
Income tax return 2011 [member]
Disclosure of Income Taxes [Line Items]
Income tax penalty imposed	$ 26